UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

 4/30

Date of reporting period:    10/31/14

Item 1.  Reports to Stockholders.

West Shore Real Return Income Fund

Class A shares: AWSFX

Class I shares: IWSFX

Class N shares: NWSFX

Class R shares: RWSFX

Semi-Annual Report

October 31, 2014

Distributed by Northern Lights Distributors, LLC

Member FINRA

WEST SHORE REAL RETURN INCOME FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2014

The Fund’s performance figures* for the period ended October 31, 2014, compared to its benchmark:

		Inception** -
	Six Months	October 31, 2014
West Shore Real Return Income Fund – Class A	(1.53)%	2.70%
West Shore Real Return Income Fund – Class A with load	(7.23)%	(3.20)%
West Shore Real Return Income Fund – Class I	(1.34)%	2.93%
West Shore Real Return Income Fund – Class N	(1.56)%	2.69%
West Shore Real Return Income Fund – Class R	(1.53)%	2.70%
Barclays U.S. TIPS Index	1.19%	4.32%
Consumer Price Index	0.59%	1.60%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated using the traded NAV on April 30, 2014. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.58% for Class A, 2.18% for Class I shares, 2.43% for Class N shares and 2.68% for Class R shares per the August 28, 2014, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-973-8637 (1-855-WSFUNDS).

**	The Fund’s inception date is December 6, 2013.

Barclays U.S. TIPS Index measures the performance of the U.S. Treasury Inflation Protected Securities (“TIPS”) market. The index includes TIPS with one or more years remaining maturity with total outstanding issue size of $500m or more.

The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets

Common Stocks	32.6%
Private Investments	13.4%
Exchange Traded Funds	6.8%
Mutual Funds	5.6%
U.S. Treasury	4.7%
Other, Cash & Cash Equivalents	36.9%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

1

West Shore Real Return Income Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2014

Shares		Fair Value

	COMMON STOCKS - 32.6%
	AGRICULTURE - 2.2%
10,927	Altria Group, Inc.	$528,211
8,640	Lorillard, Inc.	531,360
		1,059,571
	ELECTRIC - 3.1%
9,754	American Electric Power Co., Inc.	569,048
16,000	GDF Suez	388,000
200,000	Hera Spa	525,168
		1,482,216
	ENVIRONMENTAL CONTROL - 0.8%
313,000	Sound Global Ltd. *	363,080

	FOOD - 0.8%
26,890	Marine Harvest ASA	378,487

	INVESTMENT COMPANIES - 0.4%
100,800	Sprott Resource Corp. *	189,504

	IRON/STEEL - 0.6%
26,185	Vale SA	264,207

	MINING - 4.5%
30,000	Denison Mines Corp. *	27,915
70,000	Eldorado Gold Corp.	383,600
12,996	Franco-Nevada Corp.	607,563
10,438	Royal Gold, Inc.	596,532
60,000	Sandstorm Gold Ltd *	173,400
20,294	Silver Wheaton Corp	352,507
		2,141,517
	OIL & GAS - 2.3%
10,500	Cenovus Energy, Inc.	259,980
3,215	Chevron Corp.	385,639
6,766	Diamond Offshore Drilling, Inc.	255,146
23,300	Enduro Royalty Trust	205,273
		1,106,038
	PHARMACEUTICALS - 2.2%
8,592	Eli Lilly & Co.	569,907
8,626	Merck & Co., Inc.	499,791
		1,069,698
	PIPELINES - 3.6%
7,350	Enbridge Energy Partners LP	265,115
8,212	Energy Transfer Partners LP	529,099
10,778	Enterprise Products Partners LP	397,708
9,661	Plains All American Pipeline LP	544,397
		1,736,319

	REAL ESTATE - 3.6%
234,600	Capitaland Ltd.	577,707
65,200	Cheung Kong Holdings Ltd.	1,156,869
		1,734,576

See accompanying notes to financial statements.

2

West Shore Real Return Income Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2014

Shares		Fair Value

	REITS - 5.3%
18,000	Brandywine Realty Trust	$277,740
9,550	Calloway Real Estate Investment Trust	233,975
7,703	Health Care REIT, Inc.	547,760
6,000	Liberty Propert Trust	208,620
425,000	Mapletree Industrial Trust	484,500
7,500	Rayonier, Inc.	251,025
7,400	Ventas, Inc.	506,974
		2,510,594
	SEMICONDUCTORS - 1.0%
10,946	Microchip Technology, Inc.	471,882

	TELECOMMUNICATIONS - 0.8%
8,954	BCE, Inc.	398,184

	TRANSPORTATION - 1.0%
700,000	Hutchison Port Holdings Trust	470,750

	WATER - 0.4%
500,000	Thai Tap Water Supply PCL	185,560

	TOTAL COMMON STOCKS (Cost $15,105,945)	15,562,183

	EXCHANGE TRADED FUNDS - 6.8%
	COMMODITY FUND - 0.6%
1,830	ETFS Gold Trust *	210,157
1,300	ETFS Physical Precious Metal Basket Shares *	79,404
		289,561
	DEBT FUND - 4.2%
29,500	Global X SuperIncome Preferred ETF	437,485
20,000	PowerShares Chinese Yuan Dim Sum Bond Portfolio	497,400
26,800	ProShares Short High Yield *	739,278
6,000	SPDR DB International Government Inflation-Protected Bond ETF	353,640
		2,027,803
	EQUITY FUND - 2.0%
25,734	Global X Uranium ETF	295,941
40,000	ProShares Short Russell2000 *	640,000
		935,941

	TOTAL EXCHANGE TRADED FUNDS (Cost $3,517,484)	3,253,305

	U.S. TREASURY - 4.7%
1,240,430	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/2015	1,244,103
1,012,260	United States Treasury Inflation Indexed Bonds, 0.625%, due 1/15/2024	1,019,553
	TOTAL U.S. TREASURY (Cost $2,265,386)	2,263,656

See accompanying notes to financial statements.

3

West Shore Real Return Income Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2014

Shares		Fair Value

	MUTUAL FUNDS - 5.6%
	CLOSED-ENDED FUNDS - 5.6%
40,000	Canoe EIT Income Fund	$440,000
16,500	Central Fund of Canada Ltd.	191,565
5,100	Central Gold Trust *	200,328
46,355	Global High Income Fund, Inc.	448,716
10,167	Kayne Anderson MLP Investment Co.	401,597
35,000	Sprott Physical Gold Trust	338,800
28,000	Sprott Physical Silver Trust	183,680
10,465	Tortoise Energy Infrastructure Corp.	480,239
	TOTAL MUTUAL AND CLOSED-ENDED FUNDS (Cost $2,973,316)	2,684,925

	PREFERRED STOCK - 2.2%
20,000	Alcoa, Inc., 5.375% due 10/1/2017 (Cost $1,018,880)	1,042,000

	PRIVATE INVESTMENT FUNDS - 13.4%
387,915	Caledonian Royalty Corp ^ **	2,341,546
400	Twentieth Century Masters Collection, LLC ^ **	2,000,000
1,954,809	wPraxis Fund Ltd.^ **	2,039,022
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $6,495,068)	6,380,568

	SHORT-TERM INVESTMENT - 34.7%
	MONEY MARKET FUND - 34.7%
16,566,647	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio 0.03% + ^	16,566,647
	TOTAL SHORT-TERM INVESTMENT (Cost $16,566,647)

	TOTAL INVESTMENTS - 100.0% (Cost $47,942,726) (a)	$47,753,284
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(11,851)
	NET ASSETS - 100.0%	$47,741,433

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $47,992,313 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,321,413
Unrealized Depreciation:	(1,560,442)
Net Unrealized Depreciation:	$(239,029)

ADR - American Depositary Receipt.

REITS - Real Estate Investment Trusts.

*	Non-Income producing security.

**	Illiquid security. Total illiquid securities represents 13.4% of net assets as of October 31, 2014.

^	All or a portion of this investment is a holding of the West Shore Real Return Income (Cayman) Limited, a consolidated subsidiary.

+	Money market fund; interest rate reflects seven-day effective yield on October 31, 2014.

Additional Information on Investments in Private Investment Funds

		Redemption		Underlying Investment
Value	Security	Notice (Day)		Strategy
2,341,546	Caledonian Royalty Corp	—		Commodity
2,000,000	Twentieth Century Masters Collection, LLC	730	(1)	Commodity
2,039,022	wPraxis Fund Ltd.	30		Commodity

(1)	Redemption eligible after two years from initial purchase.

See accompanying notes to financial statements.

4

West Shore Real Return Income Fund
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2014

ASSETS
Investments in Securities at Fair Value (Identified cost $ 47,942,726)	$47,753,284
Receivable for securities sold	516,742
Receivable for fund shares sold	1,000
Dividends and interest receivable	57,597
Receivable for foreign tax reclaims	11,246
Prepaid expenses and other assets	5,691
TOTAL ASSETS	48,345,560

LIABILITIES
Payable for investments purchased	501,013
Investment advisory fees payable	78,927
Distribution (12b-1) fees payable	94
Fees payable to other affiliates	15,164
Accrued expenses and other liabilities	8,929
TOTAL LIABILITIES	604,127
NET ASSETS	$47,741,433

Net Assets Consist Of:
Paid in capital	$47,534,997
Undistributed net investment loss	(105,564)
Accumulated net realized gain from security transactions	519,871
Net unrealized depreciation of investments	(207,871)
NET ASSETS	$47,741,433

See accompanying notes to financial statements.

5

West Shore Real Return Income Fund
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
October 31, 2014

Net Asset Value Per Share:
Class A Shares:
Net Assets ($0 par value, unlimited shares authorized)	$10	*
Shares of beneficial interest outstanding	1
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.00
Maximum offering price per share (maximum sales charge of 5.75%) (a) (b)	$10.61

Class I Shares:
Net Assets ($0 par value, unlimited shares authorized)	$47,305,661
Shares of beneficial interest outstanding	4,609,365
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.26

Class N Shares:
Net Assets ($0 par value, unlimited shares authorized)	$435,752
Shares of beneficial interest outstanding	42,524
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.25

Class R Shares:
Net Assets ($0 par value, unlimited shares authorized)	$10	*
Shares of beneficial interest outstanding	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.00

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge.

(b)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 2.00%.

*	NAV may recalculate due to rounding of shares.

See accompanying notes to financial statements.

6

West Shore Real Return Income Fund
CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2014

INVESTMENT INCOME
Dividends	$471,862
Interest	3,052
Less: Foreign withholding taxes	(16,347)
TOTAL INVESTMENT INCOME	458,567

EXPENSES
Investment advisory fees	243,750
Distribution (12b-1) fees:
Class A	10
Class N	511
Legal fees	12,602
Transfer agent fees	37,507
Audit fees	10,586
Accounting services fees	24,801
Administrative services fees	21,778
Compliance officer fees	10,486
Printing and postage expenses	6,050
Custodian fees	5,040
Registration fees	5,042
Trustees fees and expenses	4,600
Non 12b-1 shareholder servicing	2,269
Insurance expense	2,521
Other expenses	1,507
TOTAL EXPENSES	389,060

Plus: Recapture of fees waived/reimbursed by the Adviser	38,143

NET EXPENSES	427,203
NET INVESTMENT INCOME	31,364

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Security transactions	480,257
Foreign currency transactions	(6,013)
474,244
Net unrealized loss from:
Investments	(1,233,369)
Foreign currency translations	(618)
(1,233,987)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(759,743)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(728,379)

See accompanying notes to financial statements.

7

West Shore Real Return Income Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	October 31, 2014	Period Ended
	(Unaudited)	April 30, 2014 ^
FROM OPERATIONS
Net investment income (loss)	$31,364	$(47,988)
Net realized gain from security transactions and foreign currency transactions	474,244	54,414
Distributions of capital gains from underlying investment companies	—	1,643
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	(1,233,987)	1,026,116
Net increase (decrease) in net assets resulting from operations	(728,379)	1,034,185

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class I	(92,895)	(5,797)
Class N	(676)	(2)
Net decrease in net assets resulting from distributions to shareholders	(93,571)	(5,799)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	—	11,327
Class I	3,922,815	58,956,300
Class N	141,410	315,356
Class R	—	10
Net asset value of shares issued in reinvestment of distributions:
Class I	2,628	6
Class N	671	2
Redemption fee proceeds:
Class A	—	1
Class I	2,245	3,962
Class N	18	14
Payments for shares redeemed:
Class A	(11,304)	(9)
Class I	(1,145,382)	(14,649,824)
Class N	(15,249)	—
Net increase in net assets resulting from shares of beneficial interest	2,897,852	44,637,145

TOTAL INCREASE IN NET ASSETS	2,075,902	45,665,531

NET ASSETS
Beginning of Period	45,665,531	—
End of Period*	$47,741,433	$45,665,531
* Includes undistributed net investment loss of:	$(105,564)	$(43,357)

^	The West Shore Real Return Income Fund commenced operations on December 6, 2013.

See accompanying notes to financial statements.

8

West Shore Real Return Income Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	October 31, 2014	Period Ended
	(Unaudited)	April 30, 2014 ^
SHARE ACTIVITY
Class A:
Shares Sold	—	1,086
Shares Redeemed	(1,084)	(1)
Net increase (decrease) in shares of beneficial interest outstanding	(1,084)	1,085

Class I:
Shares Sold	374,013	5,809,677
Shares Reinvested	248	1
Shares Redeemed	(109,961)	(1,464,613)
Net increase in shares of beneficial interest outstanding	264,300	4,345,065

Class N:
Shares Sold	13,580	30,372
Shares Reinvested	63	0 *
Shares Redeemed	(1,491)	—
Net increase in shares of beneficial interest outstanding	12,152	30,372

Class R:
Shares Sold	—	1
Net increase in shares of beneficial interest outstanding	—	1

^	The West Shore Real Return Income Fund commenced operations on December 6, 2013.

*	Amount of shares is less than 1.

See accompanying notes to financial statements.

9

West Shore Real Return Income Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	October 31, 2014	Period ended
Class A	(Unaudited)	April 30, 2014 (1)
Net asset value, beginning of period	$10.43	$10.00

Activity from investment operations:
Net investment gain (loss) (2)	0.02	(0.04)
Net realized and unrealized gain (loss) on investments	(0.45)	0.47
Total from investment operations	(0.43)	0.43

Net asset value, end of period	$10.00	$10.43

Total return (3)(6)	(1.53)%	4.30%

Net assets, at end of period (000s) (8)	$10	$11

Ratio of gross expenses to average net assets (4)(5)	1.99%	2.58%
Ratio of net expenses to average net assets (5)	1.99%	2.15%
Ratio of net investment loss to average net assets (5)(7)	0.33%	(0.99)%
Portfolio Turnover Rate (6)	54%	8%

(1)	The West Shore Real Return Income Fund’s Class A shares commenced operations on December 6, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total Returns for periods less than one year are not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Not Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Actual net assets, not truncated.

See accompanying notes to financial statements.

10

West Shore Real Return Income Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	October 31, 2014		Period ended
Class I	(Unaudited)		April 30, 2014 (1)
Net asset value, beginning of period	$10.43		$10.00

Activity from investment operations:
Net investment loss (2)	(0.00	) (7)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.15)		0.45
Total from investment operations	(0.15)		0.43

Less distributions from:
Net investment income	(0.02)		(0.00	) (7)
Total distributions	(0.02)		(0.00	) (7)

Net asset value, end of period	$10.26		$10.43

Total return (3)(6)	(1.34)%		4.34%

Net assets, at end of period (000s)	$47,306		$45,337

Ratio of gross expenses to average net assets (4)(5)	1.59	% (10)	2.18%
Ratio of net expenses to average net assets (5)	1.75	% (9)	1.75%
Ratio of net investment loss to average net assets (5)(8)	0.00%		(0.38)%
Portfolio Turnover Rate (6)	54%		8%

(1)	The West Shore Real Return Income Fund’s Class I shares commenced operations on December 6, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total Returns for periods less than one year are not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Not Annualized.

(7)	Amount represents less than $0.01 per share.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Represents the ratio of expenses to average net assets after Adviser recapture of waived/reimbursed fees from prior periods.

(10)	Represents ratio of expenses to average net assets before Adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

11

West Shore Real Return Income Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	October 31, 2014		Period ended
Class N	(Unaudited)		April 30, 2014 (1)
Net asset value, beginning of period	$10.43		$10.00

Activity from investment operations:
Net investment loss (2)	(0.02)		(0.03)
Net realized and unrealized gain (loss) on investments	(0.14)		0.46
Total from investment operations	(0.16)		0.43

Less distributions from:
Net investment income	(0.02)		(0.00	) (7)
Total distributions	(0.02)		(0.00	) (7)

Net asset value, end of period	$10.25		$10.43

Total return (3)(6)	(1.56)%		4.32%

Net assets, at end of period (000s)	$436		$317

Ratio of gross expenses to average net assets (4)(5)	1.84	% (10)	2.43%
Ratio of net expenses to average net assets (5)	2.00	% (9)	2.00%
Ratio of net investment loss to average net assets (5)(8)	(0.32)%		(0.62)%
Portfolio Turnover Rate (6)	54%		8%

(1)	The West Shore Real Return Income Fund’s Class N shares commenced operations on December 6, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total Returns for periods less than one year are not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Not Annualized.

(7)	Amount represents less than $0.01 per share.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Represents the ratio of expenses to average net assets after Adviser recapture of waived/reimbursed fees from prior periods.

(10)	Represents ratio of expenses to average net assets before Adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

12

West Shore Real Return Income Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	October 31, 2014	Period ended
Class R	(Unaudited)	April 30, 2014 (1)
Net asset value, beginning of period	$10.43	$10.00

Activity from investment operations:
Net investment loss (2)	0.03	—
Net realized and unrealized gain (loss) on investments	(0.46)	0.43
Total from investment operations	(0.43)	0.43

Net asset value, end of period	$10.00	$10.43

Total return (3)(6)	(1.53)%	4.30%

Net assets, at end of period (000s) (8)	$10	$10

Ratio of gross expenses to average net assets (4)(5)	2.25%	2.68%
Ratio of net expenses to average net assets (5)	2.25%	2.25%
Ratio of net investment loss to average net assets (5)(7)	0.57%	(0.88)%
Portfolio Turnover Rate (6)	54%	8%

(1)	The West Shore Real Return Income Fund’s Class R shares commenced operations on December 6, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total Returns for periods less than one year are not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Not Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Actual net assets, not truncated.

See accompanying notes to financial statements.

13

West Shore Real Return Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
October 31, 2014

1.	ORGANIZATION

The West Shore Real Return Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on December 6, 2013. The investment objective is to seek a combination of capital growth and current income.

Consolidation of Subsidiary – West Shore Real Return Income (Cayman) Limited (WSRRIL) – The Consolidated Portfolio of Investments, Consolidated Statement of Asset and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the Fund include the accounts of WSRRIL, which is a wholly-owned and controlled foreign subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund offers Class A, Class I, Class N and Class R shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported consolidated amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund’s investments in private investment funds are presented at fair value as determined by the Adviser. The Fund’s private investment funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. In accordance with GAAP, as a practical expedient, the fair value of the Fund’s ownership in private investment funds is determined

14

West Shore Real Return Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2014

based on the Fund’s pro-rata interest in the net assets of each private investment fund. The private investment funds value their underlying investments at fair value in accordance with policies established by such private investment funds, as described in each of their consolidated financial statements and offering memorandums. The Fund’s valuation method utilizes financial information supplied by each private investment fund and is net of management and incentive fees or allocations payable to the private investment fund’s manager pursuant to the private investment fund’s pertinent agreements. These investments are classified as Level 2 investments as they can be redeemed monthly at fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any

15

West Shore Real Return Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2014

registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value

16

West Shore Real Return Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2014

measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2014, for the Funds’ assets and liabilities measured at fair value:

Common Stocks	$15,562,183	$—	$—	$15,562,183
Exchange Traded Funds	3,253,305	—	—	3,253,305
U.S. Treasury	2,263,656	—	—	2,263,656
Mutual Funds	2,684,925	—	—	2,684,925
Private Investment Funds	—	2,039,022	4,341,546	6,380,568
Preferred Stock	1,042,000	—	—	1,042,000
Money Market Funds	16,566,647	—	—	16,566,647
Total	$41,372,716	$2,039,022	$4,341,546	$47,753,284

There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Schedule of Investments for classifications.

The Twentieth Century Masters Collection, LLC and Caledonian Royalty Corp., does not timely report periodic NAVs and therefore cannot be valued using the practical expedient. The Valuation Committee determines the fair value by considering various factors such as semi-annual auction events and annual appraisals which are reviewed monthly for the Twentieth Century Masters Collection, LLC and value of current well production and current commodity prices for the Caledonian Royalty Corp.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Private Investment
Funds
Beginning Balance	$2,000,000
Total realized gain (loss)	—
Appreciation (Depreciation)	(153,522)
Cost of Purchases	2,495,068
Proceeds from Sales	—
Accrued Interest	—
Net transfers in/out of level 3	—
Ending Balance	$4,341,546

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

17

West Shore Real Return Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2014

A summary of the Funds’ investment in the CFCs is as follows:

		CFC Net Assets At	% Of Total Net Assets
	Inception Date of CFC	October 31, 2014	at October 31, 2014
WSRRIL	3/24/2014	6,394,214	13.38%

For tax purposes, WSRRIL is an exempted Cayman investment company. WSRRIL has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, WSRRIL is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, WSRRIL’ net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Foreign Currency – The accounting records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained

18

West Shore Real Return Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2014

assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2013. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended October 31, 2014, amounted to $21,052,502 and $11,855,393 respectively.

4.	ADVISORY FEES AND OTHER FEES PAID TO AFFILIATED PARTIES

Advisory Fees – West Shore Group, LLC serves as the Fund’s Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “waiver agreement”), until at least February 28, 2015, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.15%, 1.75%, 2.00%, and 2.25%, of the Fund’s average daily net assets for Class A, Class I, Class N, and Class R shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three

19

West Shore Real Return Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2014

years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 2.15%, 1.75%, 2.00%, and 2.25% of average daily net assets attributable to Class A, I, N, and R shares, respectively the Adviser shall be entitled to be reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the limitations of average daily net assets for each class respectively. If Fund Operating Expenses attributable to Class A, I, N and R shares subsequently exceed the limitations per annum of the average daily net assets, the reimbursements shall be suspended. The Adviser may seek recoupment only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended October 31, 2014, the Adviser recaptured fees in the amount of $38,143.

The following amounts are subject to recapture by the Fund by the following date:

4/30/2017
$ 14,842

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.40%, 0.25%, and 0.50% of its average daily net assets for Class A, N, and Class R, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS, to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class I, Class N and Class R shares. The Distributor is an affiliate of GFS. For the six months ended October 31, 2014, the Distributor received $692 in underwriting commissions for sales of Class A shares, of which $92 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

20

West Shore Real Return Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2014

Gemcom, LLC (“Gemcom”) – Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 1 year. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the six months ended October 31, 2014, the Fund assessed $2,263 in redemption fees.

6.	INVESTMENTS IN AFFILIATED COMPANIES

An “affiliated company” of a mutual fund includes, among others: any company where the fund owns 5% or more of the company’s voting securities, and any company under common control with the fund. Companies which are affiliates of the Fund at October 31, 2014, are noted in the Fund’s Consolidated Portfolio of Investments.

The Twentieth Century Masters Collection, LLC (“TCMC”) is a private fund and is an affiliated company of the Fund because the Fund owns more than 5% of the outstanding interests in TCMC.

Transactions during the period with TCMC were as follows:

				Dividends
	Value- Beginning			Credited to	Realized	Unrealized	Value - End of
Description	of Period	Purchases	Sales Proceeds	Income	Gain/Loss	Gain/Loss	Period
Twentieth Century Masters Collection, LLC	2,000,000	—	—	—	—	—	2,000,000

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended April 30, 2014 was as follows:

Fiscal Period Ended
April 30, 2014
Ordinary Income	$5,799

As of April 30, 2014, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$49,770	$2,087	$—	$—	$—	$976,529	$1,028,386
21

West Shore Real Return Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2014

The difference between book basis and tax basis accumulated net investment loss, accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and adjustments for partnerships and real estate investment trust.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), and adjustments for real estate investment trusts and passive foreign investment companies, resulted in reclassifications for the period ended April 30, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income	Gains
$—	$10,430	$(10,430)

8.	SUBSEQUENT EVENTS

Subsequent events after the Consolidated Statement of Assets and Liabilities date have been evaluated through the date the consolidated financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Dividends: The Trust’s Boards of Trustees declared the following year end distributions:

			Long Term
		Short Term Capital	Capital Gain
Fund		Gain Factor	Factor	Record Date	Payable Date
West Shore Real Return Income Fund	Class A	0.0738	0.0018	12/22/2014	12/23/2014
West Shore Real Return Income Fund	Class I	0.0738	0.0018	12/22/2014	12/23/2014
West Shore Real Return Income Fund	Class R	0.0738	0.0018	12/22/2014	12/23/2014
West Shore Real Return Income Fund	Class N	0.0738	0.0018	12/22/2014	12/23/2014
22

WEST SHORE REAL RETURN INCOME FUND
EXPENSE EXAMPLES (Unaudited)
October 31, 2014

As a shareholder of the West Shore Real Return Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares and; (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 through October 31, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the West Shore Real Return Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	5/1/14	10/31/14	5/1/14 – 10/31/14	5/1/14 – 10/31/14
Class A	$1,000.00	$984.70	$10.76	2.15%
Class I	1,000.00	986.60	8.76	1.75
Class N	1,000.00	984.40	10.00	2.00
Class R	1,000.00	984.70	11.26	2.25

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	5/1/14	10/31/14	5/1/14 – 10/31/14	5/1/14 – 10/31/14
Class A	$1,000.00	$1,014.37	$10.92	2.15%
Class I	1,000.00	1,016.38	8.89	1.75
Class N	1,000.00	1,015.12	10.16	2.00
Class R	1,000.00	1,013.86	11.42	2.25

*	“Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 184/365 (to reflect the full half-year period).

**	Annualized.
23

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600
24

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

25

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-397-8728 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-973-8637.

INVESTMENT ADVISER
West Shore Group, LLC
21 East Euclid Avenue
Haddonfield, New Jersey 08033

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/9/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

1/9/15

By (Signature and Title)

/s/ James Colantino

       James Colantino, Treasurer

Date

1/9/15